Commitments and Related Party Transactions (Southwestern Montana Financial Center, Inc.)	12 Months Ended
Dec. 31, 2018
Southwestern Montana Financial Center, Inc. [Member]
Commitments and Related Party Transactions

NOTE 7. COMMITMENTS AND RELATED PARTY TRANSACTIONS

Operating Leases

The Company has two lease agreements to lease office space from a related party through common ownership. The leases are classified as operating leases for terms of two and five years, respectively. One lease expires in March 2020 and the other lease expires in March 2023.

Future minimum lease payments approximate the following as of December 31, 2018:

Years ending December 31,
2019	$111,000
2020	88,500
2021	84,000
2022	84,000
2023	21,000
Total	$388,500

Rent expense amounted to $138,000 and $137,874 for the years ended December 31, 2018 and 2017, respectively.